Submission	Aug. 15, 2024
Submission [Line Items]
Central Index Key	0000061398
Registrant Name	TELLURIAN INC. /DE/
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES